Offerings	Aug. 07, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	750,000	[1],[2]
Proposed Maximum Offering Price per Unit | $ / shares	1.15	[3]
Maximum Aggregate Offering Price	$ 862,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 132.05
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $1.15 per share, the average of the high ($1.20) and low ($1.10) prices of the Common Stock, as reported on the Nasdaq Capital Market on August 5, 2025, a date within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	500,000	[1],[4]
Proposed Maximum Offering Price per Unit | $ / shares	0.98	[5]
Maximum Aggregate Offering Price	$ 490,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 75.02
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on 85% of $1.15 per share, the average of the high ($1.20) and low ($1.10) prices of the Common Stock, as reported on the Nasdaq Capital Market on August 5, 2025, a date within five business days prior to the filing of this Registration Statement. Pursuant to the terms of the 2021 ESPP, shares are sold at 85% of the fair market value of the Common Stock on the last trading day of each offering period.

[1]

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.001 per share (“Common Stock”) that become issuable under the Expion360 Inc. 2021 Equity Incentive Plan (the “2021 Plan”) and the Expion360 Inc. 2021 Employee Stock Purchase Plan (the “2021 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

[2]	Represents shares of Common Stock that were added to the shares authorized for issuance under the 2021 Plan pursuant to an amendment to the 2021 Plan approved by the Registrant’s stockholders on July 31, 2025.
[3]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on $1.15 per share, the average of the high ($1.20) and low ($1.10) prices of the Common Stock, as reported on the Nasdaq Capital Market on August 5, 2025, a date within five business days prior to the filing of this Registration Statement.
[4]	Represents shares of Common Stock that were added to the shares authorized for issuance under the 2021 ESPP pursuant to an amendment to the 2021 ESPP approved by the Registrant’s stockholders on July 31, 2025.
[5]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price with respect to the shares are calculated based on 85% of $1.15 per share, the average of the high ($1.20) and low ($1.10) prices of the Common Stock, as reported on the Nasdaq Capital Market on August 5, 2025, a date within five business days prior to the filing of this Registration Statement. Pursuant to the terms of the 2021 ESPP, shares are sold at 85% of the fair market value of the Common Stock on the last trading day of each offering period.